Restatement of Financial Statements (Tables)	6 Months Ended
Dec. 31, 2020
Restatement of Financial Statements [Abstract]
Summary Of Restatement Of Financial Statements

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment		As Restated
Balance Sheet
Total assets	$171,601,077	$—		$171,601,077

Liabilities, redeemable non-controlling interest and stockholders’ equity
Total current liabilities	$129,388	$—		$129,388
Warrant liabilities	—	9,167,678	(1)(2)	9,167,678

Total liabilities	129,388	9,167,678		9,297,066
Common stock, $0.001 par value; shares subject to possible redemption	166,471,679	(9,167,678)	(1)(2)	157,304,001
Stockholders’ equity
Preferred stock- $0.001 par value	—	—		—
Common stock - $0.001 par value	4,830	918	(2)	5,748
Additional paid-in-capital	5,121,495	(1,239,152)	(2)	3,882,343
Retained earnings (deficit)	(126,315)	1,238,234	(2)	1,111,919

Total stockholders’ equity	5,000,010	—		5,000,010

Total liabilities and stockholders’ equity	$171,601,077	$—		$171,601,077

	Period From June 24, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment		As Restated
Statement of Operations and Comprehensive Loss
Loss from operations	$(153,657)	$—		$(153,657)
Other (expense) income:
Change in fair value of warrant liabilities		1,238,234	(2)	1,238,234
Interest income	27,342	—		27,342

Total other (expense) income	27,342	1,238,234		1,265,576

Net income (loss)	$(126,315)	$1,238,234		$1,111,919

Basic and Diluted weighted-average redeemable common shares outstanding	10,156,368	6,554,067		16,710,435

Basic and Diluted net income (loss) per redeemable common shares	$(0.02)	—		$(0.00)

Basic and Diluted weighted-average non-redeemable common shares outstanding	—	4,496,137		4,496,137

Basic and Diluted net income per non-redeemable common shares	$—	—		$0.25

Statement of Cash Flows
Net income (loss)	$(126,315)	$1,238,234	(2)	$1,111,919
Adjustment to reconcile net loss to net cash used in operating activities	(195,325)	(1,238,234)	(2)	(1,433,559)
Net cash used in operating activities	(321,640)	—		(321,640)
Net cash used in investing activities	(170,000,000)	—		(170,000,000)
Net cash provided by financing activities	171,598,004	—		171,598,004

Net change in cash	$1,276,364	$—		$1,276,364

Supplemental disclosure of non-cash financing activities:
Initial value of common stock subject to possible redemption	$166,471,679	$(10,405,912)		$156,065,767

(1)	To record the initial warrant liability
(2)	To record the change in warrant liability for the period ending December 31, 2020.